Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in equity [abstract]
Capital reserve	$ 30,469	$ 4,514	$ 25,966